Class I [Member] Expense Example - Class I - UBS Ultra Short Income Fund - Class I	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	216
Expense Example, with Redemption, 10 Years	$ 511